BANK BORROWINGS (Narrative) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended			12 Months Ended										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Short-term bank borrowings [Member] Minimum [Member]	Dec. 31, 2013 Short-term bank borrowings [Member] Maximum [Member]	Dec. 31, 2013 Credit facilities [Member]	Dec. 31, 2013 Credit facilities [Member] China Development Bank [Member]	Dec. 31, 2013 Credit facilities [Member] China Development Bank, Secondary Line of Credit [Member]	Dec. 31, 2013 Credit facilities [Member] Shanghai Rural Commercial Bank [Member]	Dec. 31, 2013 Credit facilities [Member] Bank of Nanjing [Member]	Dec. 31, 2013 Credit facilities [Member] Deniz Bank [Member]	Dec. 31, 2013 Credit facilities [Member] Bank of Nanjing [Member]	Dec. 31, 2013 Credit facilities [Member] China Construction Bank [Member]	Dec. 31, 2013 Credit facilities [Member] China Merchants Bank [Member]	Dec. 31, 2013 Credit facilities [Member] Agricultural Bank of China (Hong Kong) [Member]	Dec. 31, 2013 Credit facilities [Member] Bank of Nanjing, China Construction Bank, China Merchants Bank and Agricultural Bank of China Hong Kong [Member]	Dec. 31, 2013 Credit facilities [Member] China Import & Export Bank [Member]	Dec. 31, 2013 Long-term bank borrowings [Member]	Dec. 31, 2013 Long-term bank borrowings [Member] Minimum [Member]	Dec. 31, 2013 Long-term bank borrowings [Member] Maximum [Member]
Debt Instrument [Line Items]
Short-term bank borrowings annual average interest rates	7.01%	6.35%
Long-term bank borrowings have annual average interest rates	4.74%	4.61%
Maturity date, start																	Dec. 31, 2015
Maturity date, end																	Dec. 31, 2018
Short term credit facility					$ 383.0	$ 142.4	$ 50.0	$ 21.5	$ 41.0	$ 7.5	$ 16.4	$ 11.5	$ 6.6	$ 16.5		$ 32.8
Short term credit facility, amount withdrawn					304.8
Short term credit facility, amount available					$ 78.2			$ 10.3							$ 34.5
Debt instrument, term			6 months	1 year		9 years	4 years	6 years	3 years	3 years	2 years	2 years	2 years	2 years		13 months		13 months	9 years